RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

The Company’s President paid certain operating expenses on behalf of the Company. As of June 30, 2015, the amount due to the President was $58,917. This is interest-free, unsecured and is due on demand.